Note E - Accumulated Other Comprehensive Loss (Details) - Reclassifications out of Accumulated Other Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Settlement loss (b)	$ (298,010)		$ (285,540)		$ (271,653)
Settlement loss (c)	(51,734)		(47,968)		(44,843)
Total before income tax	44,277		42,447		42,685
Income tax	(14,173)		(14,244)		(13,881)
Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Recognized actuarial gain (loss) (a)	10,282	[1]	(3,922)	[1]	(12,022)	[1]
Settlement loss (b)	2,756	[2]	1,940	[2]	1,987	[2]
Settlement loss (c)	1,413	[3]	995	[3]	1,023	[3]
Total before income tax	14,451		(987)		(9,012)
Income tax	(5,249)		312		3,282
Net of income tax	$ 9,202		$ (675)		$ (5,730)

[1]	The recognized actuarial gain (loss) is included in the computation of net periodic benefit cost. See Note G for additional details.
[2]	This portion of the settlement loss is included in Cost of products sold in the Consolidated Statements of Income.
[3]	This portion of the settlement loss is included in Selling, general and administrative expenses in the Consolidated Statements of Income.